Income Tax Expenses - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended		36 Months Ended
	Jan. 01, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		¥ 0	¥ 0	¥ 0	¥ 0
PRC Country [Member]
Operating Loss Carryforwards [Line Items]
Statutory Income Tax Rate	25.00%
Tax Reduction Percentage	50.00%
PRC Country [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax Reduction Percentage			75.00%
PRC Country [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax Reduction Percentage	50.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Income Tax Applicable Tax rate		16.50%
Assessable Profits				¥ 0
UNITED STATES
Operating Loss Carryforwards [Line Items]
Statutory Income Tax Rate		21.00%
CA [Member]
Operating Loss Carryforwards [Line Items]
State income tax rate		8.84%
Percentage Of Withholding Tax Rate On Dividends Payable To Non US Resident Enterprises		30.00%